OTHER FINANCIAL DATA - REGULATORY MATTERS 2 (Details) - USD ($) $ in Millions		Dec. 31, 2015	Dec. 31, 2014
Regulatory Balancing Accounts [Line Items]
Overcollected		$ (1,200)	$ (1,730)
Undercollected		1,473	2,476
Net current receivable (payable)	[1]	273	746
Undercollected	[2]	215	173
Total net receviable (payable)		488	919
San Diego Gas and Electric Company [Member]
Regulatory Balancing Accounts [Line Items]
Overcollected		(756)	(1,195)
Undercollected		1,063	1,906
Net current receivable (payable)	[1]	307	711
Undercollected	[2]	0	0
Total net receviable (payable)		307	711
Southern California Gas Company [Member]
Regulatory Balancing Accounts [Line Items]
Overcollected		(444)	(535)
Undercollected		410	570
Net current receivable (payable)	[1]	(34)	35
Undercollected	[2]	215	173
Total net receviable (payable)		$ 181	$ 208

[1]	At December 31, 2015, the net receivable at SDG&E and the net payable at SoCalGas are shown separately on Sempra Energy's Consolidated Balance Sheet.
[2]	Long-term undercollected balance is included in Regulatory Assets (long-term) on Sempra Energy's Consolidated Balance Sheets and Other Regulatory Assets (long-term) on SoCalGas' Consolidated Balance Sheets.